Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,972	$ 2,663	$ 1,261
Amortization of Intangible Assets	$ 1,968	$ 1,312	$ 0